Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2018
Convertible Redeemable Preferred Shares [Abstract]
Convertible Redeemable Preferred Shares

21. Convertible Redeemable Preferred Shares

In March 2015, the Company issued 165,000,000 shares of Series A-1 convertible redeemable preferred shares (“Series A-1 Preferred Shares”) for US$1.00 per share for cash of US$165,000. The total consideration was paid in three instalments and were fully paid in January 2017. In March and May 2015, the Company issued 130,000,000 shares of Series A-2 convertible redeemable preferred shares (“Series A-2 Preferred Shares”) for US$1.00 per share for cash of US$130,000. In September 2015, the Company issued 24,210,431 shares of Series A-3 Preferred Shares for US$1.6522 per share for cash of US$40,000. The Series A-1, A-2 and A-3 Preferred Shares are collectively referred to as the “Series A Preferred Shares”.

In June, July, August, September 2016 and February 2017, the Company issued 114,867,321 shares of Series B convertible redeemable preferred shares (“Series B Preferred Shares”) for US$2.751 per share for cash of US$316,000.

In March, April, May and July 2017, the Company issued 166,205,830 shares of Series C convertible redeemable preferred shares (“Series C Preferred Shares”) for US$3.885 per share for cash of US$645,709.

In November and December 2017, the Company issued 211,156,415 shares of Series D convertible redeemable preferred shares (“Series D Preferred Shares”) for US$5.353 per share for cash of US$1,130,320. US$12,000 out of the total consideration from one of the investor was not paid until March 28, 2018 and it was treated as a reduction of Series D Preferred Shares until it was paid. In addition, a finder’s commission of US$26,000 was incurred for the Series D Preferred Shares financing. The Company paid 50% of the commission in cash amounted US$13,000 and the remaining 50% by issuance of 2,428,588 shares of Series D Preferred Shares for free to the financial advisory. The total of the finder’s commission was also recorded as an issuance cost as a deduction of the preferred shares.

The Series A-1, A-2, A-3, B, C and D Preferred Shares are collectively referred to as the “Preferred Shares”. All series of Preferred Shares have the same par value of US$0.00025 per share.

The Company classified the Preferred Shares in the mezzanine section of the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control, that being the Company’s failure to complete a QIPO by December 31, 2021. The Preferred Shares are recorded initially at fair value, net of issuance costs. The issuance costs for Series A-1, A-2, A-3, B, C, and D were RMB1,892, RMB1,177, RMB1,296, RMB11,857, RMB10,039 and RMB6,033 (US$301, US$189, US$208, US$1,782, US$1,489 and US$901, equivalent).

The major rights, preferences and privileges of the Preferred Shares are as follows:

Voting Rights

The holders of the Preferred Shares shall have the right to one vote for each ordinary share into which each outstanding Preferred Share held could then be converted. The holders of the Preferred Shares vote together with the Ordinary Shareholders, and not as a separate class or series, on all matters put before the shareholders. The holders of the Preferred Shares are entitled to appoint a total of 10 out of 11 directors of the Board.

Dividends

Subject to the approval and declaration by the Board of Directors, the holders of the Preferred Shares (exclusive of unpaid shares) are entitled to receive dividends in the following order:

•	Series D Preferred Shareholders are entitled to receive dividends at an amount equal to 5% of the issue price prior to and in preference to any dividend on the Series C preferred Shares, Series B preferred shares, Series A Preferred Shares and ordinary shares;

•	Series C Preferred Shareholders are entitled to receive dividends at an amount equal to 5% of the issue price prior to and in preference to any dividend on the Series B preferred shares, Series A Preferred Shares and ordinary shares;

•	Series B Preferred Shareholders are entitled to receive dividends at an amount equal to 5% of the issue price prior to and in preference to any dividend on the Series A Preferred Shares and ordinary shares;

•	Series A Preferred Shareholders are entitled to receive dividends at an amount equal to 5% of the issue price prior to and in preference to any ordinary shares;

•	any remaining dividends shall be distributed on a pro rata basis to holders of all the Preferred Shares and ordinary shares on a fully diluted and as-if converted basis.

No dividends on preferred and ordinary shares have been declared since the issuance date through December 31, 2017 and 2018.

Liquidation

In the event of any liquidation, the holders of Preferred Shares have preference over holders of ordinary shares with respect to payment of dividends and distribution of assets. Upon Liquidation, Series D Preferred Shares shall rank senior to Series C Preferred Shares, Series C Preferred Shares shall rank senior to Series B Preferred Shares, Series B Preferred Shares shall rank senior to Series A-3 Preferred Shares, Series A-3 Preferred Shares shall rank senior to Series A-1 and A-2 Preferred Shares, Series A-1 and A-2 Preferred Shares shall rank senior to ordinary shares.

The holders of Preferred Shares (exclusive of unpaid shares) shall be entitled to receive an amount per share equal to (A) an amount equal to the higher of (1) 100% of the original issue price of such Preferred Shares, and (2) the amount that would be payable on such Preferred Shares if converted into ordinary shares immediately before such Liquidation; and (B) the amount of all declared but unpaid dividends on such Preferred Shares based on such holder’s pro rata portion of the total number of the Preferred Shares. If there are still assets of the Company legally available for distribution, such remaining assets of the Company shall be distributed to the holders of issued and outstanding Ordinary Shares on pro rata basis among themselves.

Conversion

The Preferred Shares (exclusive of unpaid shares) would automatically be converted into common shares 1) upon a QIPO; or 2) upon the written consent of the holders of a majority of the outstanding Preferred Share of each class with respect to conversion of each class.

The initial conversion ratio of Preferred Shares to ordinary shares shall be 1:1, subject to adjustments in the event of (i) share splits, share dividends, combinations, recapitalization and similar events, or (ii) issuance of Ordinary Shares (excluding certain events such as issuance of ordinary shares pursuant to a public offering) at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance.

The Company determined that there were no beneficial conversion features identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the ordinary shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. In all instances, the effective conversion price was greater than the fair value of the ordinary shares. To the extent a conversion price adjustment occurs, as described above, the Company will re-evaluate whether or not a beneficial conversion feature should be recognized.

Redemption

The Company shall redeem, at the option of any holder of outstanding Preferred Shares, all of the outstanding Preferred Shares (other than the unpaid shares) held by the requesting holder, at any time after the earliest to occur of (a) December 31, 2021, if no QIPO or Approved Sale has been consummated prior to such date, (b) any material change in applicable law that would prohibit or otherwise make it illegal to continue to operate the business under the then-existing equity structure of the Group, which could not be solved by alteration or adjustment of the equity structure of the Group after good faith consultation among the Company and its shareholders, (c) the early termination of employment or service contracts of no less than 30% of the certain key employees (or subsequent persons holding their respective positions) with the Group during any six-month period (excluding any early termination with cause) which has resulted in material adverse effect with respect to the Business of the Group as a whole, and (d) termination or disruption of the business of the Group as a whole, which is attributable to any Group Company’s non-compliance with applicable laws or breach or early termination of material business contracts or business arrangements with any supplier, clients or otherwise (any matter or event as described in items (a) to (d), hereinafter a “Redemption Event”), or (e) any other Preferred Share holder has requested the Company to redeem its shares in any Redemption Event by delivery of a notice.

The redemption amount payable for each Preferred Share (other than the unpaid shares) will be an amount equal to the greater of (a) 100% of the Preferred Shares’ original issue price, plus all accrued but unpaid dividends thereon up to the date of redemption and compound interest on the preferred shares’ original issue price at the rate of 8% per annum, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, mergers or similar transactions, and (b) the fair market value of such Preferred Shares at the date of redemption.

Upon the redemption, Series D Preferred Shares shall rank senior to Series C Preferred Shares, Series C Preferred Shares shall rank senior to Series B Preferred Shares, Series B Preferred Shares shall rank senior to Series A-3 Preferred Shares, Series A-3 Preferred Shares shall rank senior to Series A-1 and A-2 Preferred Shares, Series A-1 and A-2 Preferred Shares shall rank pari passu to each other.

Conversion upon IPO

On September 14, 2018, in connection with the completion of IPO, all of the Preferred Shares were automatically converted to 821,378,518 ordinary shares based on the aforementioned conversion price.

Accounting for Preferred Shares

The Company recognized accretion to the respective redemption value of the Preferred Shares over the period starting from issuance date to September 12, 2018, the earliest redemption date. According to the redemption price calculation described above, the Company recognized accretion of the Preferred Shares amounted to RMB981,233, RMB2,576,935 and RMB13,667,291 for the years ended December 31, 2016, 2017 and 2018.

The Company's convertible redeemable preferred shares activities for the years ended December 31, 2016, 2017 and 2018 are summarized below.:

	Series A-1 & A-2		Series A-3		Series B		Series C		Series D		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of January 1, 2016	295,000,000	1,340,034	24,210,431	276,695	—	—	—	—	—	—	319,210,431	1,616,729
Proceeds from Series A-1 Preferred Shares	—	401,478	—	—	—	—	—	—	—	—	—	401,478
Issuance of preferred shares	—	—	—	—	102,144,675	1,862,134	—	—	—	—	102,144,675	1,862,134
Accretion on convertible redeemable preferred shares to redemption value	—	798,481	—	29,983	—	152,769	—	—	—	—	—	981,233
Balances as of December 31, 2016	295,000,000	2,539,993	24,210,431	306,678	102,144,675	2,014,903	—	—	—	—	421,355,106	4,861,574
Proceeds from Series A-1 Preferred Shares	—	266,511	—	—	—	—	—	—	—	—	—	266,511
Issuance of preferred shares	—	—	—	—	12,722,646	240,066	166,205,830	4,398,313	213,585,003	7,314,387	392,513,479	11,952,766
Accretion on convertible redeemable preferred shares to redemption value	—	2,205,227	—	120,451	—	40,011	—	56,283	—	154,963	—	2,576,935
Balances as of December 31, 2017	295,000,000	5,011,731	24,210,431	427,129	114,867,321	2,294,980	166,205,830	4,454,596	213,585,003	7,469,350	813,868,585	19,657,786

	Series A-1 & A-2		Series A-3		Series B		Series C		Series D		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of December 31, 2017	295,000,000	5,011,731	24,210,431	427,129	114,867,321	2,294,980	166,205,830	4,454,596	213,585,003	7,469,350	813,868,585	19,657,786
Issuance of Series A-3 Preferred Shares (note 24(c))	—	—	7,509,933	—	—	—	—	—	—	—	7,509,933	—
Proceeds from Series D Preferred Shares	—	—	—	—	—	—	—	—	—	78,651	—	78,651
Accretion on convertible redeemable preferred shares to redemption value	—	7,091,163	—	565,979	—	2,417,979	—	2,375,943	—	1,216,227	—	13,667,291
Conversion of Series A-1 and A-2 Preferred Shares to Ordinary shares	(295,000,000)	(12,102,894)	—	—	—	—	—	—	—	—	(295,000,000)	(12,102,894)
Conversion of Series A-3 Preferred Shares to Ordinary shares	—	—	(31,720,364)	(993,108)	—	—	—	—	—	—	(31,720,364)	(993,108)
Conversion of Series B Preferred Shares to Ordinary shares	—	—	—	—	(114,867,321)	(4,712,959)	—	—	—	—	(114,867,321)	(4,712,959)
Conversion of Series C Preferred Shares to Ordinary shares	—	—	—	—	—	—	(166,205,830)	(6,830,539)	—	—	(166,205,830)	(6,830,539)
Conversion of Series D Preferred Shares to Ordinary shares	—	—	—	—	—	—	—	—	(213,585,003)	(8,764,228)	(213,585,003)	(8,764,228)
Balances as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—